Retirement Benefit and Other Post-retirement Obligations - Summary of Effect of a Half Percentage Point Increase and Decrease in the Inflation Rate (Parenthetical) (Detail) - Inflation [member]	Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Movement in inflation sensitivity analysis	0.50%
Movement in inflation sensitivity analysis	0.50%